CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 28, 2014	Mar. 29, 2013
Cash Flows from Operating Activities:
Net loss	$ (6,094)	$ (1,480)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	12,604	12,358
Amortization of deferred lease incentive obligation	(211)	(212)
Amortization of deferred debt financing costs	987	923
Amortization of discount on Term Loan Facility	5	0
Amortization of OpCo Notes fair value adjustment	(544)	(768)
Tender premiums and expenses on OpCo Notes	18,491	0
Write-off of unamortized OpCo Notes fair value adjustment	(17,803)	0
Write-off of deferred debt issuance costs	3,465	0
Share-based compensation	692	1,234
Deferred income taxes	6,018	(4,295)
Provision for doubtful accounts	453	632
Other	9	(359)
Changes in assets and liabilities:
Accounts receivable - trade	(12,205)	(6,306)
Inventories	1,366	(8,724)
Prepaid expenses and other current assets	8,251	1,849
Other assets	(78)	16
Accounts payable	(8,743)	4,126
Accrued expenses and other current liabilities	(2,411)	(8,351)
Accrued interest	(11,559)	(1,931)
Income taxes	(2,607)	576
Other liabilities	(22)	(21)
Net cash used in operating activities	(9,936)	(10,733)
Cash Flows from Investing Activities:
Purchases of property and equipment, net	(4,398)	(4,538)
Net cash used in investing activities	(4,398)	(4,538)
Cash Flows from Financing Activities:
Proceeds from ABL Facility	42,000	54,000
Payments on ABL Facility	(47,000)	(46,500)
Proceeds from issuance of Term Loan Facility, net	349,125	0
Payments of deferred debt financing costs	(7,140)	(50)
Repayment of OpCo Notes	(300,000)	0
Payment of tender premiums and expenses on OpCo Notes	(18,491)	0
Decrease in purchase card payable, net	(306)	(206)
Payments on capital lease obligations	(79)	(156)
Proceeds from issuance of common stock	140	750
Net cash provided by financing activities	18,249	7,838
Effect of exchange rate changes on cash and cash equivalents	(123)	(78)
Net increase (decrease) in cash and cash equivalents	3,792	(7,511)
Cash and cash equivalents at beginning of period	7,724	17,505
Cash and cash equivalents at end of period	11,516	9,994
Cash paid (received) during the period for:
Interest	26,779	17,569
Income taxes, net of refunds	(7,851)	(720)
Schedule of Non-Cash Investing and Financing Activities:
Capital expenditures incurred but not yet paid	1,095	2,243
Accrued deferred debt issuance costs	$ 849	$ 0